Consolidated Statements of Changes in Equity - JPY (¥) ¥ in Millions	Total	Common stock [Member]	Additional paid-in capital [Member]	Retained earnings [Member]		Cumulative translation adjustments [Member]	Defined benefit pension plans [Member]	Own credit adjustments [Member]	Accumulated other comprehensive income (loss) [Member]	Common stock held in treasury [Member]	Total NHI shareholders' equity [Member]	Noncontrolling interests [Member]
Balance at beginning of year at Mar. 31, 2021		¥ 594,493	¥ 696,122	¥ 1,533,713		¥ 18,316	¥ (43,477)	¥ (12,983)		¥ (91,246)		¥ 61,513
Net income attributable to NHI shareholders	¥ 51,700			51,700
Cash dividends				(24,758)	[1]							(1,914)
Gain (loss) on sales of treasury stock				(2,958)
Stock-based compensation awards			(11,381)
Changes in an affiliated company's interests			(18)
Net change during the period						5,329
Pension liability adjustment	484						484
Own credit adjustments	3,825							3,825
Repurchases of common stock										(6)
Sales of common stock										0
Common stock issued to employees										16,931
Net income (loss) attributable to noncontrolling interests	(3,776)											3,776
Accumulated other comprehensive income (loss) attributable to noncontrolling interests
Accumulated other comprehensive income (loss) attributable to noncontrolling interests												839
Purchase / sale of subsidiary shares, net												277
Other net change in noncontrolling interests												3,055
Balance at end of period at Sep. 30, 2021	2,801,632	594,493	684,723	1,557,697		23,645	(42,993)	(9,158)	¥ (28,506)	(74,321)	¥ 2,734,086	67,546
Balance at beginning of year at Jun. 30, 2021		594,493	677,476	1,579,330		14,982	(43,468)	(8,690)		(74,896)		65,093
Net income attributable to NHI shareholders	3,213			3,213
Cash dividends				(24,758)	[2]							(304)
Gain (loss) on sales of treasury stock				(88)
Stock-based compensation awards			7,247
Net change during the period						8,663
Pension liability adjustment	475						475
Own credit adjustments	(468)							(468)
Repurchases of common stock										(3)
Sales of common stock										0
Common stock issued to employees										578
Net income (loss) attributable to noncontrolling interests	(2,270)											2,270
Accumulated other comprehensive income (loss) attributable to noncontrolling interests
Accumulated other comprehensive income (loss) attributable to noncontrolling interests												580
Purchase / sale of subsidiary shares, net												80
Other net change in noncontrolling interests												(173)
Balance at end of period at Sep. 30, 2021	2,801,632	594,493	684,723	1,557,697		23,645	(42,993)	(9,158)	(28,506)	(74,321)	2,734,086	67,546
Balance at beginning of year at Mar. 31, 2022	2,972,803	594,493	697,507	1,606,987		136,912	(43,803)	34,864		(112,355)		58,198
Net income attributable to NHI shareholders	18,467			18,467
Cash dividends				(15,006)	[1]							(2,440)
Gain (loss) on sales of treasury stock				(1,884)
Stock-based compensation awards			(10,210)
Changes in an affiliated company's interests
Net change during the period						210,319
Pension liability adjustment	1,372						1,372
Own credit adjustments	52,826							52,826
Repurchases of common stock										(24,723)
Sales of common stock										0
Common stock issued to employees										17,208
Net income (loss) attributable to noncontrolling interests	1,331											(1,331)
Accumulated other comprehensive income (loss) attributable to noncontrolling interests
Accumulated other comprehensive income (loss) attributable to noncontrolling interests												2,151
Purchase / sale of subsidiary shares, net												84
Other net change in noncontrolling interests												7,665
Balance at end of period at Sep. 30, 2022	3,227,301	594,493	687,297	1,608,564		347,231	(42,431)	87,690	392,490	(119,870)	3,162,974	64,327
Balance at beginning of year at Jun. 30, 2022		594,493	678,115	1,606,779		279,364	(43,017)	58,290		(118,541)		59,642
Net income attributable to NHI shareholders	16,771			16,771
Cash dividends				(15,006)	[2]							57
Gain (loss) on sales of treasury stock				20
Stock-based compensation awards			9,182
Net change during the period						67,867
Pension liability adjustment	586						586
Own credit adjustments	29,400							29,400
Repurchases of common stock										(1,514)
Sales of common stock										0
Common stock issued to employees										185
Net income (loss) attributable to noncontrolling interests	28											(27)
Accumulated other comprehensive income (loss) attributable to noncontrolling interests
Accumulated other comprehensive income (loss) attributable to noncontrolling interests												(299)
Purchase / sale of subsidiary shares, net												84
Other net change in noncontrolling interests												4,870
Balance at end of period at Sep. 30, 2022	¥ 3,227,301	¥ 594,493	¥ 687,297	¥ 1,608,564		¥ 347,231	¥ (42,431)	¥ 87,690	¥ 392,490	¥ (119,870)	¥ 3,162,974	¥ 64,327

[1]	Dividends per share Six months ended September 30, 2021 ¥ 8.00 Six months ended September 30, 2022 ¥ 5.00
[2]	Dividends per share Three months ended September 30, 2021 ¥ 8.00 Three months ended September 30, 2022 ¥ 5.00